Other Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Fixed Assets [Abstract]
Other Fixed Assets
	Land	Buildings	Storage Facility	Other	Total
Cost, December 31, 2012	$9,036	$3,459	$-	$3,405	$15,900
- Additions	-	-	-	10,734	10,734
- Disposals	-	-	-	(943)	(943)
Cost, December 31, 2013	9,036	3,459	-	13,196	25,691
- Additions	-	-	226,067	7,955	234,022
- Disposals	-	-	-	(33)	(33)
Cost, December 31, 2014	9,036	3,459	226,067	21,118	259,680

Accumulated depreciation, December 31, 2012	-	450	-	2,058	2,508
- Depreciation expense	-	69	-	923	992
- Disposals	-	-	-	(718)	(718)
Accumulated depreciation, December 31, 2013	-	519	-	2,263	2,782
- Depreciation expense	-	83	415	2,665	3,163
- Disposals	-	-	-	(33)	(33)
Accumulated depreciation, December 31, 2014	-	602	415	4,895	5,912

Net book value, December 31, 2012	9,036	3,009	-	1,347	13,392
Net book value, December 31, 2013	9,036	2,940	-	10,933	22,909
Net book value, December 31, 2014	$9,036	$2,857	$225,652	$16,223	$253,768